Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions and Balances With Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 22:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2021		December 31, 2020
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$447	$-	$59	$-

b.	Transactions with related parties (not including amounts described in Note 22c):

	Year ended December 31,
	2021	2020	2019
Research and development expenses	$-	$-	$75

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2021	2020	2019
Short-term benefits	$962	$746	$948

Cost of share-based payment	$43	$91	$275